Trade receivables - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Trade receivables [Line Items]
Allowance for expected credit loss, provision	₨ 389	₨ 404
Unbilled Revenue	₨ 5,840	₨ 5,206
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Trade receivables [Line Items]
Trade receivables, collection period	7 days
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Trade receivables [Line Items]
Trade receivables, collection period	60 days